Concentrations of Risk (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022
Concentrations of Risk [Line Items]
Deposited from banks (in Dollars)	$ 0		$ 0
Insurance coverage of each bank	$ 71,000	¥ 500,000
Customer Concentration Risk [Member] | Accounts Payable [Member] | Vendors One [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Customer Concentration Risk [Member] | Purchases [Member] | Vendors One [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	90.00%	90.00%		60.00%
Customer Concentration Risk [Member] | Purchases [Member] | Vendors Two [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage				27.00%
Customer Concentration Risk [Member] | Purchases [Member] | Vendors Three [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage				13.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer Concentration Risk [Member] | One Customer [Member] | Total Sales [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	94.00%	94.00%		10.00%
US [Member]
Concentrations of Risk [Line Items]
Insurance coverage of each bank	$ 250,000